Segment and corporate information	6 Months Ended
Jun. 30, 2026
Segment and corporate information
Segment and corporate information

13.    Segment and corporate information

The operating segments are determined based upon how the Company manages its businesses and allocates resources with responsibilities by products and services and are aligned with the financial information that is presented on a quarterly basis to the chief operating decision maker. The Care Enablement segment is primarily engaged in the manufacture and distribution of healthcare products and equipment, including R&D, supply chain, and commercial operations, as well as supporting functions such as regulatory and quality management. The Care Delivery segment is primarily engaged in providing healthcare services for the treatment of CKD, ESRD, and in providing other extracorporeal therapies. Care Delivery also includes the pharmaceutical products business and the income or losses from equity method investees related to the sale of certain renal pharmaceuticals by Vifor Fresenius Medical Care Renal Pharma Ltd., which are used in the Company’s clinics to provide healthcare services to its patients. The Value-Based Care operating segment is primarily focused on value-based kidney care, including contracting and performance management, clinical care models supported by a national network of nephrologists, and tech-enabled platforms that leverage proprietary informatics and patient engagement tools. Value- and risk-based care arrangements with private payors or government programs may include shared savings or losses from reductions or increases in the overall medical spend of a population under management which are accounted for in accordance with IFRS 15, Revenue from Contracts with Customers. Premiums and medical costs included in full risk arrangements, however, are accounted for in accordance with IFRS 17, Insurance Contracts. Premium revenue and claim costs are presented separately as insurance revenue and insurance costs of revenue, respectively, on the consolidated statements of income and constitute the majority of revenue and costs of revenue for the segment.

Historically, Care Enablement also included certain pharmaceutical products business activities. For the three and six month periods ended June 30, 2026, these activities have been reclassified to the Care Delivery segment to reflect the global pharmaceutical business holistically within Care Delivery and changed responsibilities in how the business is organizationally managed at the chief operating decision maker level. For comparative purposes, the amounts for the three and six months ended June 30, 2025 attributable to these activities, consisting of revenue from healthcare products of €18,309 and €38,885, respectively, inter-segment revenue of €1,296 and €2,592, respectively, costs of revenue of €14,157 and €29,918, respectively, and operating income of €1,602 and €3,868, respectively, remain reported within Care Enablement and have not been reclassified. The consolidated statements of income for the Company are unaffected.

The Company’s Global Medical Office, which seeks to optimize medical treatments and clinical processes within the Company and supports both Care Delivery and Care Enablement, is centrally managed and its profit and loss are allocated to those specific segments. Similarly, costs related primarily to headquarters overhead charges, including accounting and finance as well as certain human resources, legal, compliance, procurement, real estate, and information technology (IT) costs, are allocated as these costs are attributable to the segments, and are used in the allocation of resources to Care Delivery and Care Enablement. These costs are allocated at budgeted amounts, with the difference between budgeted and actual figures recorded at the corporate level. Until March 31, 2026, the Value-Based Care segment maintained its own separate finance, accounting, human resources, legal, medical office, and other administrative functions and was therefore excluded from the allocation process. Beginning in April 2026, certain of such functions for the segment including accounting, legal, compliance, human resources, and procurement have been incorporated into the Company’s global functional areas and associated costs are allocated to the segment. Additionally, certain costs, which relate mainly to shareholder activities, management activities, global internal audit, and the remeasurement of certain investments and vPPAs are not allocated to a segment but are accounted for as corporate expenses. From January 1, 2026, the project costs for implementing the Company’s new enterprise resource planning software are reported as corporate expenses. These activities do not fulfill the definition of a segment according to IFRS 8, Operating Segments, and are reported separately as Corporate (Corporate). Interest income, interest expense, and tax expense are neither included within the measure of segment profit or loss reviewed by the chief operating decision maker nor otherwise regularly provided to the chief operating decision maker by segment and are therefore not included in the presented segment information.

Management evaluates each segment using measures that reflect all of the segment’s controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measures are revenue and operating income. Services provided by the Care Delivery segment in the U.S. for patients managed under the Value-Based Care segment are provided at fair market value. The Company also transfers products from the Care Enablement segment to the Care Delivery segment at fair market value. The associated internal revenues and expenses and any remaining internally generated profit or loss for the products transferred and services provided are recorded within the operating segments initially, are eliminated upon consolidation and are included within “Inter-segment eliminations.” Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations.

Information pertaining to the Company’s segment and Corporate activities for the three and six months ended June 30, 2026 and 2025 is set forth below:

Segment and corporate information

in € K

	Care	Value-	Care	Total	Inter-segment
	Delivery	Based Care	Enablement	Segment	eliminations	Corporate	Total
Three months ended June 30, 2026
Revenue from healthcare services(1)	3,234,409	17,765	—	3,252,174	—	—	3,252,174
Revenue from healthcare products(1)	105,639	—	959,446	1,065,085	—	—	1,065,085
Revenue from contracts with customers(1)	3,340,048	17,765	959,446	4,317,259	—	—	4,317,259
Revenue from insurance contracts(1)	—	518,372	—	518,372	—	—	518,372
Revenue from lease contracts(1)	—	—	24,935	24,935	—	—	24,935
Revenue from external customers	3,340,048	536,137	984,381	4,860,566	—	—	4,860,566
Inter-segment revenue	138,266	—	386,679	524,945	(524,945)	—	—
Revenue	3,478,314	536,137	1,371,060	5,385,511	(524,945)	—	4,860,566
Costs of revenue	(2,594,852)	(495,322)	(946,513)	(4,036,687)	485,775	328	(3,550,584)
Research and development	—	—	(39,709)	(39,709)	—	79	(39,630)
Operating income (loss)	434,946	17,330	98,617	550,893	(39,170)	(45,868)	465,855
Interest							(82,856)
Income before income taxes							382,999
Depreciation and amortization	(230,694)	(197)	(120,453)	(351,344)	9,877	(15,692)	(357,159)
Impairment loss	(5,531)	—	(312)	(5,843)	—	(110)	(5,953)
Income (loss) from equity method investees	(41,256)	—	—	(41,256)	—	—	(41,256)
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	251,534	103	112,136	363,773	(48,521)	34,994	350,246

Three months ended June 30, 2025
Revenue from healthcare services(1)	3,207,936	17,416	—	3,225,352	—	—	3,225,352
Revenue from healthcare products(1)(2)	54,871	—	1,003,476	1,058,347	—	—	1,058,347
Revenue from contracts with customers(1)	3,262,807	17,416	1,003,476	4,283,699	—	—	4,283,699
Revenue from insurance contracts(1)	—	488,279	—	488,279	—	—	488,279
Revenue from lease contracts(1)	—	—	19,735	19,735	—	—	19,735
Revenue from external customers	3,262,807	505,695	1,023,211	4,791,713	—	—	4,791,713
Inter-segment revenue(2)	117,875	—	324,632	442,507	(442,507)	—	—
Revenue	3,380,682	505,695	1,347,843	5,234,220	(442,507)	—	4,791,713
Costs of revenue(2)	(2,603,301)	(486,685)	(923,025)	(4,013,011)	434,125	1,534	(3,577,352)
Research and development	—	—	(38,116)	(38,116)	—	—	(38,116)
Operating income (loss)(2)	346,402	(8,842)	89,023	426,583	(8,382)	7,082	425,283
Interest							(74,729)
Income before income taxes							350,554
Depreciation and amortization	(243,716)	(1,435)	(109,328)	(354,479)	9,406	(16,958)	(362,031)
Impairment loss	(10,003)	82	(3,283)	(13,204)	—	—	(13,204)
Income (loss) from equity method investees	45,175	—	—	45,175	—	—	45,175
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	177,749	91	113,538	291,378	(10,942)	6,558	286,994
(1)	These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.
(2)	For amounts not reclassified related to the shift of the global pharmaceutical business from Care Enablement to Care Delivery, see discussion above.

Segment and corporate information (continued)
in € K
		Value-Based	Care	Total	Inter-segment
	Care Delivery	Care	Enablement	Segment	eliminations	Corporate	Total
Six months ended June 30, 2026
Revenue from healthcare services(1)	6,335,565	61,116	—	6,396,681	—	—	6,396,681
Revenue from healthcare products(1)	177,172	—	1,889,800	2,066,972	—	—	2,066,972
Revenue from contracts with customers(1)	6,512,737	61,116	1,889,800	8,463,653	—	—	8,463,653
Revenue from insurance contracts(1)	—	965,391	—	965,391	—	—	965,391
Revenue from lease contracts(1)	—	—	43,669	43,669	—	—	43,669
Revenue from external customers	6,512,737	1,026,507	1,933,469	9,472,713	—	—	9,472,713
Inter-segment revenue	259,145	—	736,584	995,729	(995,729)	—	—
Revenue	6,771,882	1,026,507	2,670,053	10,468,442	(995,729)	—	9,472,713
Costs of revenue	(5,141,438)	(946,708)	(1,832,591)	(7,920,737)	935,108	2,390	(6,983,239)
Research and development	—	—	(77,939)	(77,939)	—	—	(77,939)
Operating income (loss)	706,134	6,292	185,886	898,312	(60,621)	(85,641)	752,050
Interest							(161,535)
Income before income taxes							590,515
Depreciation and amortization	(463,131)	(855)	(237,826)	(701,812)	19,927	(29,175)	(711,060)
Impairment loss	(75,400)	—	(4,263)	(79,663)	—	(35,330)	(114,993)
Income (loss) from equity method investees	66	—	—	66	—	—	66
Total assets(1)	42,076,323	616,408	14,598,488	57,291,219	(38,114,002)	12,116,023	31,293,240
thereof investment in equity method investees(1)	660,694	—	—	660,694	—	—	660,694
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	454,200	141	230,377	684,718	(76,019)	59,365	668,064

Six months ended June 30, 2025
Revenue from healthcare services(1)	6,458,118	43,547	—	6,501,665	—	—	6,501,665
Revenue from healthcare products(1)(2)	132,433	—	2,005,105	2,137,538	—	—	2,137,538
Revenue from contracts with customers(1)	6,590,551	43,547	2,005,105	8,639,203	—	—	8,639,203
Revenue from insurance contracts(1)	—	991,639	—	991,639	—	—	991,639
Revenue from lease contracts(1)	—	—	42,325	42,325	—	—	42,325
Revenue from external customers	6,590,551	1,035,186	2,047,430	9,673,167	—	—	9,673,167
Inter-segment revenue(2)	236,959	—	667,345	904,304	(904,304)	—	—
Revenue	6,827,510	1,035,186	2,714,775	10,577,471	(904,304)	—	9,673,167
Costs of revenue(2)	(5,342,930)	(979,314)	(1,845,280)	(8,167,524)	890,606	2,090	(7,274,828)
Research and development	—	—	(81,598)	(81,598)	—	—	(81,598)
Operating income (loss)(2)	666,399	(5,593)	183,324	844,130	(13,699)	(73,758)	756,673
Interest							(155,466)
Income before income taxes							601,207
Depreciation and amortization	(504,322)	(2,676)	(223,874)	(730,872)	20,242	(33,998)	(744,628)
Impairment loss	(17,079)	(2,192)	(5,699)	(24,970)	—	—	(24,970)
Income (loss) from equity method investees	93,008	—	—	93,008	—	—	93,008
Total assets(1)	39,706,254	590,177	14,001,499	54,297,930	(34,403,317)	11,396,571	31,291,184
thereof investment in equity method investees(1)	710,728	—	—	710,728	—	—	710,728
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	387,485	198	225,823	613,506	(20,779)	11,975	604,702
(1)	These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.
(2)	For amounts not reclassified related to the shift of the global pharmaceutical business from Care Enablement to Care Delivery, see discussion above.